Notes to the consolidated statements of income (Tables)	9 Months Ended
Sep. 30, 2018
Notes to the consolidated statements of income
Disclosure of earnings per share [text block]
Reconciliation of Basic and Diluted Earnings per Share
in € THOUS, except share and per share data
	For the three months ended September 30,		For the nine months ended September 30,

	2018	2017	2018	2017
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	284.614	309.276	1.557.150	886.136

Denominators:
Weighted average number of shares outstanding	306.495.661	306.572.494	306.434.923	306.447.106
Potentially dilutive shares	824.459	659.879	807.212	577.637

Basic earnings per share	0,93	1,01	5,08	2,89
Fully diluted earnings per share	0,93	1,01	5,07	2,89

Disclosure of Revenue
Revenue
in € THOUS

	For the three months ended September 30, 2018			For the nine months ended September 30, 2018
	Revenue from contracts with customers	Other revenue	Total	Revenue from contracts with customers	Other revenue	Total

Health care services	3.199.364	58.767	3.258.131	9.689.671	162.062	9.851.733
Dialysis services	2.904.363	-	2.904.363	8.359.200	-	8.359.200
Care Coordination	295.001	58.767	353.768	1.330.471	162.062	1.492.533

Health care products	774.106	25.615	799.721	2.324.406	71.047	2.395.453
Dialysis products	756.759	25.615	782.374	2.269.019	71.047	2.340.066
Non-dialysis products	17.347	-	17.347	55.387	-	55.387
Total	3.973.470	84.382	4.057.852	12.014.077	233.109	12.247.186

Treasury Shares [Table Text Block]
Treasury Stock

Period	Average price paid per share	Total number of shares purchased and retired as part of publicly announced plans or programs	Total value of shares (1)
	in €		in € THOUS
Purchase of Treasury Stock
May 2013	52,96	1.078.255	57.107
June 2013	53,05	2.502.552	132.769
July 2013	49,42	2.972.770	146.916
August 2013	48,40	995.374	48.174
Repurchased Treasury Stock	51,00	7.548.951	384.966

Retirement of repurchased Treasury Stock
February 2016	51,00	6.549.000	333.973

Purchase of Treasury Stock
December 2017	87,79	660.000	57.938
May/June 2018	86,37	431.000	37.221

Total	69,90	2.090.951	146.152

(1) The value of shares repurchased in 2013, 2017 and 2018 is inclusive of fees (net of taxes) paid in the amount of approximately €81, €12 and €8, respectively, for services rendered.